Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 128,417,884.98
Previously Paid Amount	0.00
Total Fee Amount	17,734.51
Total Offset Amount	0.00
Net Fee	$ 17,734.51
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A